Document and Entity Information	Jun. 30, 2020
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001623613
Document Type	8-K/A
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	MYLAN N.V.
Entity Incorporation State Country Code	P7
Entity File Number	333-199861
Entity Tax Identification Number	98-1493528
Entity Address, Address Line One	Building 4
Entity Address, Address Line Two	Trident Place
Entity Address, Address Line Three	Mosquito Way
Entity Address, City or Town	Hatfield
Entity Address, Region	Hertfordshire
Entity Address, Postal Zip Code	AL10 9UL
Entity Address, Country	GB
City Area Code	44 (0)
Local Phone Number	1707-853-000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, nominal value €0.01
Trading Symbol	MYL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	In light of the above and in accordance with applicable Dutch law, the Company has established the final and official vote tally and is filing this Amendment No. 2 to the AGM 8-K to amend the certified results of the matters set forth below to reflect that final and official vote tally. The remaining certified results as disclosed in the AGM 8-K remain unchanged.